EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of calculation of earnings per share
Earnings (loss) per share attributable to Valeant Pharmaceuticals International, Inc. for 2017, 2016 and 2015 were calculated as follows:

(in millions, except per share amounts)	2017	2016	2015
Net income (loss) attributable to Valeant Pharmaceuticals International, Inc.	$2,404	$(2,409)	$(292)

Basic weighted-average number of common shares outstanding	350.2	347.3	342.7
Diluted effect of stock options, RSUs and other	1.6	—	—
Diluted weighted-average number of common shares outstanding	351.8	347.3	342.7

Earnings (loss) per share attributable to Valeant Pharmaceuticals International, Inc.
Basic	$6.86	$(6.94)	$(0.85)
Diluted	$6.83	$(6.94)	$(0.85)

Schedule of dilutive effect of stock options and RSUs on weighted-average number of common shares outstanding
The dilutive effect of potential common shares issuable for stock options and RSUs on the weighted-average number of common shares outstanding would have been as follows:

(in millions)	2016	2015
Basic weighted-average number of common shares outstanding	347.3	342.7
Dilutive effect of stock options and RSUs	2.8	6.1
Diluted weighted-average number of common shares outstanding	350.1	348.8